Other risks and contingent liabilities	6 Months Ended
Jun. 30, 2022
Other risks and contingent liabilities
Other risks and contingent liabilities

7) Other risks and contingent liabilities

TotalEnergies is not currently aware of any exceptional event, dispute, risks or contingent liabilities that could have a material impact on the assets and liabilities, results, financial position or operations of the TotalEnergies, other than those mentioned below.

Yemen

In Yemen, the deterioration of security conditions in the vicinity of the Balhaf site caused the company Yemen LNG, in which TotalEnergies holds a stake of 39.62%, to stop its commercial production and export of LNG and to declare force majeure to its various stakeholders in 2015. The plant has been put in preservation mode.

Mozambique

Considering the evolution of the security situation in the north of the Cabo Delgado province in Mozambique, TotalEnergies has confirmed on April 26, 2021, the withdrawal of all Mozambique LNG project personnel from the Afungi site. This situation led TotalEnergies, as operator of Mozambique LNG project, to declare force majeure.

Russian-Ukrainian conflict

Since the month of February 2022, Russia's invasion of Ukraine led European and American authorities to adopt several sets of sanctions measures targeting Russian and Belarusian persons and entities, as well as the financial sector.

TotalEnergies holds investments in this country in major LNG projects (Yamal LNG and Arctic LNG 2) both directly and through its holding in the company PAO Novatek, whose production and sale of LNG are not materially impacted by the sanctions adopted as of the date hereof.

Depending on the developments of the Russian-Ukrainian conflict and the measures that the European and American authorities could be required to take, the activities of TotalEnergies in Russia could be affected in the future.

TotalEnergies announced on March 1, 2022, that it condemned Russia's military aggression against Ukraine, and that sanctions will be implemented by the Company regardless of the consequences on its asset management.

On March 22, 2022, TotalEnergies announced that, given the uncertainty created by the technological and financial sanctions on the ability to carry out the Arctic LNG 2 project currently under construction and their probable tightening with the worsening conflict, TotalEnergies SE had decided to no longer book proved reserves for the Arctic LNG 2 project.

Since then, on April 8, 2022, new sanctions have effectively been adopted by the European authorities, notably prohibiting export from European Union countries of goods and technology for use in the liquefaction of natural gas benefitting a Russian company. It appears that these new prohibitions constitute additional risks on the execution of the Arctic LNG 2 project.

As a result, TotalEnergies recorded, in its accounts as of March 31, 2022, an impairment of $(4,095) million, concerning notably Arctic LNG 2. As of June 30, 2022, TotalEnergies recorded in its accounts a new $(3,513) million impairment charge related mainly to the potential impact of international sanctions on the value of its Novatek stake. In this context, indications of impairment were identified, and an impairment test to determine the value in use based on future cash flows was performed, taking into account assumptions reflecting the impact of sanctions on future cash flows.

The table below presents the contribution of Russian assets to the key income and cash flow indicators:

Russian Upstream Assets (M$)	2nd quarter 2022	1st quarter 2022	1st half 2022	2021
Adjusted net operating income	707	1,021	1,727	2,092
Operating cash flow before working capital changes[1]	857	288	1,144	1,613

Capital Employed[2] by TotalEnergies in Russia as at June 30, 2022 was $8,760 million, after taking into account the $(3,513) million impairment and the impact of the evolution of the ruble/dollar exchange rate between March 31, 2022 and June 30, 2022, which leads to a $2,066 million revaluation of Capital Employed on the balance sheet as at June 30, 2022.

[1] Operating cash flow before working capital changes, is defined as cash flow from operating activities before changes in working capital at replacement cost, excluding the mark-to-market effect of iGRP’s contracts and including capital gain from renewable projects sales.

[2] Capital Employed consists of non-current assets and working capital, at replacement cost, net of deferred income taxes and non-current liabilities.